Contingencies (Details Textual) - Apr. 30, 2015 - Big Heart [Member] - USD ($) $ in Millions	Total
Loss Contingencies [Line Items]
Business acquisition consideration given	$ 5,905.7
Pending Litigation [Member]
Loss Contingencies [Line Items]
Business acquisition consideration given	1,700.0
Initial working capital adjustment received currently in dispute	110.0
Estimate of possible loss	$ 16.3